LONG-TERM DEBT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021	Apr. 27, 2020
Debt Instrument [Line Items]
Principal amount	$ 50,000		$ 50,000
PPP Loan [Member]
Debt Instrument [Line Items]
Capital Loans	$ 300	$ 300
Principal amount				$ 2,100
Interest Rate	1.00%
Gain on extinguishment of debt	$ 2,100
Accrued interest	$ 23